OMB APPROVAL
OMB Number: 3235-0582
Expires: March 31, 2018
Estimated average burden hours per response 7.2

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22213

AlphaMark Investment Trust
(Exact name of registrant as specified in charter)

250 Grandview Drive, Suite 175 Ft. Mitchell, Kentucky	41017
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	July 31

Date of reporting period:	July 1, 2015 – June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   AlphaMark Investment Trust

By (Signature and Title)*		/s/ Michael L. Simon
Michael L. Simon, President

Date	August 24, 2016

*	Print the name and title of each signing officer under his or her signature.

ALPHAMARK LARGE CAP GROWTH FUND
PROXY VOTING RECORD: July 1, 2015 to June 30, 2016

Issuer Name	Ticker Symbol	CUSIP	Shareholder Meeting Date	Agenda Item #		Proposed by Issuer or Shareholder?	Did the Fund Vote?	How did the Fund Cast its Vote? For, Against, Abstain	Did the Fund Vote For or Against Management?
Akamai Technologies, Inc.	AKAM	00971T101	5/11/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	TO APPROVE OUR EXECUTIVE OFFICER COMPENSATION.	Issuer	Yes	For	For
				3	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS FOR 2016	Issuer	Yes	For	For
Amgen Inc.	AMGN	031162100	5/19/2016	1	ELECTION OF DIRECTORS FOR A TERM EXP 2017	Issuer	Yes	For	For
				2	RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS ENDING DECEMBER 31, 2016	Issuer	Yes	For	For
				3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				4	STOCKHOLDER PROPOSAL TO CHANGE NONBINDING PROPOSALS SUBMITTED BY STOCKHOLDERS	Shareholder	Yes	Against	For
Amphenol Corporation	APH	032095101	5/25/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	RATIFICATION OF DELOITTE & TOUCHE LLP AS ACCOUNTANTS	Issuer	Yes	For	For
				3	ADVISORY VOTE TO APPROVE COMPENSATION OF EXECUTIVE OFFICERS	Issuer	Yes	For	For
				4	TO APPROVE AN AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION	Issuer	Yes	For	For
Apple Inc.	AAPL	037833100	2/26/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	RATIFICATION OF ERNST & YOUNG AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTING FIRM FOR 2016	Issuer	Yes	For	For
				3	AN ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.	Issuer	Yes	For	For
				4	APPROVAL OF THE AMENDED AND RESTATED APPLE 2014 INC. EMPLOYEE STOCK PLAN.	Issuer	Yes	For	For
				5	A SHAREHOLDER PROPOSAL ENTITLED NET-ZERO GREENHOUSE GAS EMISSIONS BY 2030	Shareholder	Yes	Against	For
				6	A SHAREHOLDER PROPOSAL REGARDING DIVERSITY AMONG OUR SENIOR MANAGEMENT AND BOARD OF DIRECTORS	Shareholder	Yes	Against	For
				7	A SHAREHOLDER PROPOSAL ENTITLED "HUMAN RIGHTS REVIEW-HIGH RISK REGIONS"	Shareholder	Yes	Against	For
				8	A SHAREHOLDER PROPOSAL ENTITLED "SHAREHOLDER PROXY ACCESS"	Shareholder	Yes	Against	For
Avago Technologies Limited	AVGO	Y0486S104	11/10/2015	1	AVAGO SCHEME PROPOSAL TO APPROVE THE STATUTORY SCHEME OF ARRANGEMENT BETWEEN AVAGO, THE AVAGO SHAREHOLDERS AND PAVONIA LTD	Issuer	Yes	For	For
				2	EQUITY ISSUANCE PROPOSAL TO APPROVE THE ALLOTMENT AND ISSUANCE OF ORDINARY SHARES IN THE CAPITAL OF PAVONIA LTD AND/OR LIMITED PARTNERSHIP INTERESTS OF SAFARI CAYMAN L.P.	Issuer	Yes	For	For
Broadcom Corporation	BRCM	111320107	4/6/2016	1	ELECTION OF BOARD OF DIRECTORS	Issuer	Yes	For	For
				2	TO APPROVE THE RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS BROADCOM'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	For
				3	TO APPROVE THE GENERAL AUTHORIZATION FOR THE DIRECTORS OF BROADCOM TO ALLOT AND ISSUE SHARES	Issuer	Yes	For	For
				4	TO APPROVE THE CASH COMPENSATION FOR BROADCOM'S NON-EMPLOYEE DIRECTORS FOR SERVICES RENDERED THROUGH BROADCOM'S 2017 ANNUAL GENERAL MEETING OF SHAREHOLDERS	Issuer	Yes	For	For
Cadence Design Systems, Inc	CDNS	127387108	5/5/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPROVAL OF THE AMENDMENT AND REINSTATEMENT OF THE OMNIBUS EQUITY INCENTIVE PLAN	Issuer	Yes	For	For
				3	REAPPROVAL OF THE PERFORMANCE GOALS UNDER THE SENIOR EXECUTIVE BONUS PLAN	Issuer	Yes	For	For
				4	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				5	RATIFICATION OF THE SELECTION OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	For
Celanese Corporation	CE	150870103	4/21/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				3	RATIFICATION OF THE SELECTION OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016	Issuer	Yes	For	For
				4	TO APPROVE AMENDMENTS TO OUR CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD OF DIRECTORS	Issuer	Yes	For	For
Centene Corporation	CNC	15135B101	4/26/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				3	RATIFICATION OF THE SELECTION OF KPMG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016	Issuer	Yes	For	For
CenturyLink, Inc.	CTL	156700106	5/18/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2016	Issuer	Yes	For	For
				3	APPROVE AN AMENDMENT TO OUR 2011 EQUITY INCENTIVE PLAN	Issuer	Yes	For	For
				4	ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				5	SHAREHOLDER PROPOSAL REGARDING EQUITY RETENTION	Shareholder	Yes	Against	For
Continental Resources, Inc.	CLR	212015101	5/19/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	RATIFICATION OF SELECTION OF GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	For
				3	SHAREHOLDER PROPOSAL REPORT ON STEPS TAKEN TO FOSTER BOARD GENDER DIVERSITY	Shareholder	Yes	Against	For
				4	SHAREHOLDER PROPOSAL REPORT ON MONITORING AND MANAGING THE LEVEL OF METHANE EMISSIONS	Shareholder	Yes	Against	For
				5	SHAREHOLDER PROPOSAL REPORT ON RESULTS OF POLICIES AND PRACTICES TO MINIMIZE THE IMPACT OF HYDRAULIC FRACTURING	Shareholder	Yes	Against	For
Delta Air Lines, Inc.	DAL	247361702	6/10/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPROVAL OF COMPENSATION OF EXECUTIVE OFFICERS	Issuer	Yes	For	For
				3	TO APPROVE THE REINSTATEMENT OF PERFORMANCE COMPENSATION PLAN	Issuer	Yes	For	For
				4	RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS FOR 2016.	Issuer	Yes	For	For
				5	A STOCKHOLDER PROPOSAL FOR SENIOR EXECUTIVES TO RETAIN STOCK.	Shareholder	Yes	Against	For
Eastman Chemical Co.	EMN	277432100	5/5/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				3	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS	Issuer	Yes	For	For
				4	ADVISORY VOTE ON WRITTEN CONSENT STOCKHOLDERS PROPOSAL	Shareholder	Yes	Against	For
EMC Corp.	EMC	268648102	5/12/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	RATIFICATION OF THE SELECTION BY THE AUDIT COMMITTEE OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR 2016	Issuer	Yes	For	For
				3	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
EOG Resources Inc.	EOG	26875P101	4/26/2016	1	ELECTION OF NOMINEE DIRECTORS	Issuer	Yes	For	For
				2	RATIFICATION OF DELOITTE TOUCHE LLP AS AUDITORS FOR 2016	Issuer	Yes	For	For
				3	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
Fairfax Financial Holdings LTD	FRFHF	303901102	4/14/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AUDITORS OF THE CORPORATION	Issuer	Yes	For	For
Fifth Third Bancorp	FITB	316773100	4/19/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPROVAL OF DELOITTE AND TOUCHE LLP TO SERVE AS EXTERNAL AUDIT FIRM.	Issuer	Yes	For	For
				3	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				4	ADVISORY VOTE TO DETERMINE WHETHER THE SHAREHOLDER VOTE ON EXECUTIVE'S COMPENSATION EVERY 1,2 OR 3 YRS	Issuer	Yes	1 year	1 year
Flowserve Corporation	FLS	34354P105	5/19/2016	1	ELECTION OF NOMINEE DIRECTORS	Issuer	Yes	For	For
				2	ADVISORY VOTE ON EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				3	APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS PUBLIC ACCOUNTING FIRM FOR 2016	Issuer	Yes	For	For
				4	SHAREHOLDER PROPOSAL TO AMEND THE PROXY ACCESS BYLAWS, TO REDUCE SHARE OWNERSHIP TO 3% FROM 5%	Shareholder	Yes	Against	For
IntercontinentalExchange Group, Inc.	ICE	45865V100	5/13/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				3	APPOINTMENT OF ERNST & YOUNG AS AUDITOR FOR FISCAL YEAR 2016	Issuer	Yes	For	For
				4	SHAREHOLDER PROPOSAL REGARDING THE PREPARATION OF A SUSTAINABILITY REPORT	Shareholder	Yes	Against	For
IPG Photonics Corporation	IPGP	44980X109	6/1/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	RATIFY INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	Issuer	Yes	For	For
Mylan N.V.	MYL	628530107	1/7/2016	1	RESOLUTION TO REDEEM ALL ISSUED PREFERRED SHARES, PAR VALUE 0.01 EURO PER SHARE IN THE CAPITAL OF MYLAN N.V.	Issuer	Yes	For	For
				1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	ADOPTION OF THE DUTCH ANNUAL ACCOUNTS FOR FISCAL YEAR 2015	Issuer	Yes	For	For
				3	SELECTION OF DELOITTE & TOUCHE AS REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016	Issuer	Yes	For	For
				4	INSTRUCTION OF DELOITTE ACCOUNTANTS FOR THE AUDIT OF THE COMPANIES DUTCH ANNUAL ACCOUNTS FOR FISCAL YEAR 2016	Issuer	Yes	For	For
				5	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				6	RE-APPROVAL OF THE PERFORMANCE GOALS OF THE COMPANIES 2003 LONG TERM INCENTIVE PLAN.	Issuer	Yes	For	For
				7	AUTHORIZATION TO ACQUIRE ORDINARY SHARES AND PREFERRED SHARES IN THE CAPITAL OF THE COMPANY.	Issuer	Yes	For	For
				1	APPROVAL UNDER ARTICLE 2:107A OF THE DUTCH CIVIL CODE OF THE ACQUISITION DIRECTLY OR INDIRECTLY OF ALL OR ANY PORTION OF THE ORDINARY SHARES OR PERRIGO COMPANY PLC	Issuer	Yes	For	For
Rockwell Automation, Inc.	ROK	773903109	2/2/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPROVAL OF DELOITTE & TOUCHE LLP AS ACCOUNTING FIRM	Issuer	Yes	For	For
				3	APPROVAL OF COMPENSATION OF EXECUTIVES	Issuer	Yes	For	For
				4	APPROVAL OF 2012 LONG TERM INCENTIVE PLAN TO INCREASE SHARES AVAILABLE FOR DELIVERY	Issuer	Yes	For	For
				5	APPROVAL OF AMENDMENT OF BI-LAWS TO ADD AN EXCLUSION FORUM PROVISION.	Issuer	Yes	For	For
Ross Stores Inc.	ROST	778296103	5/18/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPROVAL OF THE COMPANY'S SECOND AMENDED AND REINSTATED INCENTIVE PLAN.	Issuer	Yes	For	For
				3	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				4	APPROVAL OF DELOITTE & TOUCHE AS ACCOUNTING FIRM FOR FISCAL YEAR ENDING 1/28/17	Issuer	Yes	For	For
Starwood Hotels & Resorts Worldwide, Inc.	HOT	85590A401	4/8/2016	1	APPROVAL OF THE AGREEMENT AND PLAN OF MERGER, DATED 11/15/2015 BY STARWOOD, MARRIOTT INTERNATIONAL, INC.	Issuer	Yes	For	For
				2	APPROVAL OF THE EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				1	APPROVAL OF THE AGREEMENT AND PLAN OF MERGER, DATED 11/15/2015 BY STARWOOD, MARRIOTT INTERNATIONAL, INC.	Issuer	Yes	For	For
				2	APPROVAL OF THE EXECUTIVE COMPENSATION	Issuer	Yes	For	For
Tesoro Corp.	TSO	881609101	5/3/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				3	APPROVAL OF ERNST & YOUNG AS ACCOUNTING FIRM FOR FISCAL YEAR 2016	Issuer	Yes	For	For
				4	STOCKHOLDER PROPOSAL SET FOURTH IN THE PROXY STATEMENT, IF PROPERLY PRESENTED AT THE ANNUAL MEETING	Shareholder	Yes	Against	For
The Estee Lauder Companies Inc.	EL	518439104	11/12/2015	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	RATIFICATION OF APPOINTMENT OF KPMG LLP AS AUDITORS FOR FISCAL YEAR 2016	Issuer	Yes	For	For
				3	ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				4	APPROVAL OF THE ESTEE LAUDER COMPANIES INC AMENDED AND RESTATED FISCAL 2002 SHARES INCENTIVE PLAN	Issuer	Yes	For	For
				5	APPROVAL OF THE ESTEE LAUDER COMPANIES INC AMENDED AND RESTATED NON EMPLOYEE SHARES INCENTIVE PLAN	Issuer	Yes	For	For
Total System Services, Inc	TSS	891906109	4/28/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPOINTMENT OF KPMG LLP AS AUDITOR FOR 2016	Issuer	Yes	For	For
				3	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
Verizon Communications Inc.	VZ	92343V104	5/5/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPOINTMENT OF INDEPENDENT ACCOUNTING FIRM.	Issuer	Yes	For	For
				3	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				4	RENEWABLE ENERGY TARGETS	Shareholder	Yes	Against	For
				5	INDIRECT POLITICAL SPENDING REPORT	Shareholder	Yes	Against	For
				6	LOBBYING ACTIVITIES REPORT	Shareholder	Yes	Against	For
				7	INDEPENDENT CHAIR POLICY	Shareholder	Yes	Against	For
				8	SEVERANCE APPROVAL POLICY	Shareholder	Yes	Against	For
				9	STOCK RETENTION POLICY	Shareholder	Yes	Against	For
Vonage Holdings Corp.	VG	92886T201	6/3/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPROVAL OF BDP USA AS ACCOUNTING FIRM FOR FISCAL YEAR 2016	Issuer	Yes	For	For
Waste Management, Inc.	WM	94106L109	5/12/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS FOR 2016	Issuer	Yes	For	For
				3	TO APPROVE EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				4	PROPOSAL REGARDING POLICY ON VESTING OF EQUITY AWARDS	Shareholder	Yes	Against	For
Whole Foods Market, Inc.	WFMI	966837106	9/15/2015	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				3	REACTIVATION OF THE APPOINTMENT OF ERNST & YOUNG AS AUDITOR FOR FISCAL YEAR ENDING 9/27/15	Issuer	Yes	For	For
				4	APPROVAL OF INCREASE IN COMPANY'S COMMON STOCK FROM 600 MILLION TO 1.2 BILLION	Issuer	Yes	For	For
				5	PROPOSAL TO ADOPT A POLICY TO LIMIT ACCELERATION OF VESTING OF EQUITY	Shareholder	Yes	Against	For
Whole Foods Market, Inc.	WFMI	966837106	3/9/2016	1	ELECTION OF DIRECTORS	Issuer	Yes	For	For
				2	APPROVAL OF EXECUTIVE COMPENSATION	Issuer	Yes	For	For
				3	APPOINTMENT OF ERNST & YOUNG AS AUDITOR FOR FISCAL YEAR 2016	Issuer	Yes	For	For
				4	AMENDMENT OF TEAM MEMBER STOCK PURCHASE PLAN	Issuer	Yes	For	For
				5	PROPOSAL TO ADOPT A PRESENT FOR SHAREHOLDER APPROVAL REVISIONS TO THE COMPANY'S PROXY ACCESS BYLAW	Shareholder	Yes	Against	For
				6	PROPOSAL TO ADOPT A POLICY LIMITING ACCELERATION OF VESTING OF EQUITY	Shareholder	Yes	Against	For
				7	PROPOSAL ASKING THE COMPANY TO ISSUE A REPORT REGARDING FOOD WASTE EFFORTS	Shareholder	Yes	Against	For